Intangible Assets, Net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	¥ 7,400	$ 1,100	¥ 4,700	¥ 2,800
Estimated amortization expenses [Abstract]
2016	4,600
2017	2,800
2018	2,200
2019	1,900
2020	900
Impairment charge against operating rights for licensed games	¥ 3,822	$ 590	¥ 0	¥ 0